Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table shows the total compensation for our NEOs for the past four fiscal years as set forth in the Summary Compensation Table, the “compensation actually paid” to our Principal Executive Officer (“PEO”) and, on an average basis, our other NEOs (in each case, as determined under Item 402(v) of Regulation
S-K),
our total shareholder return (“TSR”), the TSR of the S&P 500 Industrials Index over the same period (which is the “Peer Group” in the Pay versus Performance Table below), our net income, and our adjusted earnings.
For purposes of the Pay Versus Performance Table,
Richard Tobin
is the only principal executive officer represented. For fiscal 2023 through 2021, Messrs. Cerepak and Juneja and Mses. Cabrera and Bors are the other named executive officers reflected in the Pay versus Performance Table. For fiscal 2020, Messrs. Cerepak and Juneja, and Malinas and Ms. Cabrera are the other named executive officers reflected in the Pay versus Performance Table.
Pay versus Performance Table

Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Value of $100 Investment based on:		Net Income ($)	Adjusted Earnings ($)(2)
					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

2023	16,795,101	16,472,170	2,904,216	2,784,284	142	150	1,057	1,237

2022	14,143,252	(13,748,922)	2,364,424	(619,414)	123	127	1,065	1,213

2021	14,085,860	56,156,068	2,449,002	6,425,459	163	135	1,124	1,109

2020	11,982,338	9,059,384	2,443,822	2,590,438	112	111	683	824

(1)
The table below provides the adjustments required by Item 402(v) to be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Subtract Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
CEO

2023	$(13,295,490)	$11,363,301	$1,044,413	$564,844	$0	$0	($322,931)

2022	$(10,414,752)	$7,113,700	($13,168,694)	($11,422,428)	$0	$0	($27,892,174)

2021	$(9,388,609)	$20,394,184	$20,486,457	$10,578,176	$0	$0	$42,070,208

2020	$(8,698,666)	$9,339,279	$4,438,218	($8,001,785)	$0	$0	($2,922,954)

Avg. Other NEOs

2023	$(1,583,212)	$1,353,124	$120,430	$70,125	($181,806)	$101,407	($119,932)

2022	$(1,274,395)	$870,461	($1,541,476)	($1,164,392)	$0	$125,964	($2,983,839)

2021	$(1,092,135)	$2,372,348	$2,192,026	$417,286	($45,668)	$132,600	$3,976,457

2020	$(1,019,375)	$1,094,445	$418,328	($137,024)	($324,462)	$114,705	$146,616

(2)	Definitions and reconciliations of non-GAAP measures are included at the end of this proxy statement.

Company Selected Measure Name	Adjusted Earnings
Named Executive Officers, Footnote	For purposes of the Pay Versus Performance Table,
Richard Tobin
	is the only principal executive officer represented. For fiscal 2023 through 2021, Messrs. Cerepak and Juneja and Mses. Cabrera and Bors are the other named executive officers reflected in the Pay versus Performance Table. For fiscal 2020, Messrs. Cerepak and Juneja, and Malinas and Ms. Cabrera are the other named executive officers reflected in the Pay versus Performance Table.
PEO Total Compensation Amount	$ 16,795,101	$ 14,143,252	$ 14,085,860	$ 11,982,338
PEO Actually Paid Compensation Amount	$ 16,472,170	(13,748,922)	56,156,068	9,059,384
Adjustment To PEO Compensation, Footnote
(1)
The table below provides the adjustments required by Item 402(v) to be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Subtract Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
CEO

2023	$(13,295,490)	$11,363,301	$1,044,413	$564,844	$0	$0	($322,931)

2022	$(10,414,752)	$7,113,700	($13,168,694)	($11,422,428)	$0	$0	($27,892,174)

2021	$(9,388,609)	$20,394,184	$20,486,457	$10,578,176	$0	$0	$42,070,208

2020	$(8,698,666)	$9,339,279	$4,438,218	($8,001,785)	$0	$0	($2,922,954)

Avg. Other NEOs

2023	$(1,583,212)	$1,353,124	$120,430	$70,125	($181,806)	$101,407	($119,932)

2022	$(1,274,395)	$870,461	($1,541,476)	($1,164,392)	$0	$125,964	($2,983,839)

2021	$(1,092,135)	$2,372,348	$2,192,026	$417,286	($45,668)	$132,600	$3,976,457

2020	$(1,019,375)	$1,094,445	$418,328	($137,024)	($324,462)	$114,705	$146,616

Non-PEO NEO Average Total Compensation Amount	$ 2,904,216	2,364,424	2,449,002	2,443,822
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,784,284	(619,414)	6,425,459	2,590,438
Adjustment to Non-PEO NEO Compensation Footnote
(1)
The table below provides the adjustments required by Item 402(v) to be made to the Summary Compensation Table totals to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules.

	Subtract amounts reported in the “Stock Awards” and “Option Awards” columns in the SCT for applicable FY	YE Value of Current Year Awards Outstanding as of YE	Change in Value as of YE for Prior Year Awards Outstanding as of YE	Change in Value as of Vesting Date for Prior Year Awards That Vested During the Year	Subtract Change in Actuarial Value of Pension Benefits During Year	Increase for Service Cost and, if applicable, Prior Service Cost for pension plans	Total Adjustments
CEO

2023	$(13,295,490)	$11,363,301	$1,044,413	$564,844	$0	$0	($322,931)

2022	$(10,414,752)	$7,113,700	($13,168,694)	($11,422,428)	$0	$0	($27,892,174)

2021	$(9,388,609)	$20,394,184	$20,486,457	$10,578,176	$0	$0	$42,070,208

2020	$(8,698,666)	$9,339,279	$4,438,218	($8,001,785)	$0	$0	($2,922,954)

Avg. Other NEOs

2023	$(1,583,212)	$1,353,124	$120,430	$70,125	($181,806)	$101,407	($119,932)

2022	$(1,274,395)	$870,461	($1,541,476)	($1,164,392)	$0	$125,964	($2,983,839)

2021	$(1,092,135)	$2,372,348	$2,192,026	$417,286	($45,668)	$132,600	$3,976,457

2020	$(1,019,375)	$1,094,445	$418,328	($137,024)	($324,462)	$114,705	$146,616

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
2023 Most Important Performance Measure
In addition to TSR, which is already included in the PVP table, we believe the following measure is the most important financial performance measure used to link compensation actually paid to the NEOs to Company performance.

Adjusted Earnings

Total Shareholder Return Amount	$ 142	123	163	112
Peer Group Total Shareholder Return Amount	150	127	135	111
Net Income (Loss)	$ 1,057	$ 1,065	$ 1,124	$ 683
Company Selected Measure Amount	1,237	1,213	1,109	824
PEO Name	Richard Tobin
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted Earnings
Non-GAAP Measure Description	Definitions and reconciliations of non-GAAP measures are included at the end of this proxy statement.
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (322,931)	$ (27,892,174)	$ 42,070,208	$ (2,922,954)
PEO | Amounts Reported In The Stock Awards And Option Awards Columns In The SCT For Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(13,295,490)	(10,414,752)	(9,388,609)	(8,698,666)
PEO | YE Value Of Current Year Awards Outstanding As Of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	11,363,301	7,113,700	20,394,184	9,339,279
PEO | Change In Value As Of YE For Prior Year Awards Outstanding As Of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,044,413	(13,168,694)	20,486,457	4,438,218
PEO | Change In Value As Of Vesting Date For Prior Year Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	564,844	(11,422,428)	10,578,176	(8,001,785)
PEO | Subtract Change In Actuarial Value Of Pension Benefits During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Increase For Service Cost And, If Applicable, Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(119,932)	(2,983,839)	3,976,457	146,616
Non-PEO NEO | Amounts Reported In The Stock Awards And Option Awards Columns In The SCT For Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,583,212)	(1,274,395)	(1,092,135)	(1,019,375)
Non-PEO NEO | YE Value Of Current Year Awards Outstanding As Of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,353,124	870,461	2,372,348	1,094,445
Non-PEO NEO | Change In Value As Of YE For Prior Year Awards Outstanding As Of YE [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	120,430	(1,541,476)	2,192,026	418,328
Non-PEO NEO | Change In Value As Of Vesting Date For Prior Year Awards That Vested During The Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	70,125	(1,164,392)	417,286	(137,024)
Non-PEO NEO | Subtract Change In Actuarial Value Of Pension Benefits During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(181,806)	0	(45,668)	(324,462)
Non-PEO NEO | Increase For Service Cost And, If Applicable, Prior Service Cost For Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 101,407	$ 125,964	$ 132,600	$ 114,705